Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 406,260,713	$ 442,363,389
Loans Held For Sale	4,770,760	2,671,771
Total Loans Receivable, Gross	411,031,473	445,035,160
Allowance For Loan Losses	11,318,371	14,615,198
Loans In Process	2,002,595	1,886,652
Deferred Loan Fees	4,687	22,704
Loans, Allowances, and Fees	13,325,653	16,524,554
Total Loans Receivable, Net	397,705,820	428,510,606
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	90,677,625	97,807,917
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,595,093	58,685,000
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	8,063,901	9,552,575
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 250,924,094	$ 276,317,897